SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Accounting Policies [Line Items]
Minimum percentage of tax benefit to be realized for recognizing in the income statement	50.00%
Nonconsolidated Investees, Other
Accounting Policies [Line Items]
Equity method investment ownership percentage	15.00%
Research and development expense
Accounting Policies [Line Items]
Government grants recognized	$ 71	$ 56
Cost of sales | Product
Accounting Policies [Line Items]
Government grants recognized	234
Cash and cash equivalents and restricted cash and cash equivalents
Accounting Policies [Line Items]
Restricted cash current	$ 50	$ 410
Maximum
Accounting Policies [Line Items]
Product warranty period	25 years
Minimum
Accounting Policies [Line Items]
Product warranty period	5 years
Minimum | Nonconsolidated Investees, Other
Accounting Policies [Line Items]
Equity method investment ownership percentage	20.00%
Offshore windhaliade contracts
Accounting Policies [Line Items]
Contract with customer additional allowances for credit losses	$ 379